Segments - Operating Earnings Before Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	$ 256.7	$ 239.8	$ 918.3	$ 1,119.6	$ 620.6
Closed Block Variable Annuity	(477.1)	(907.7)	(692.3)	(564.5)	(220.2)
Net investment gains (losses) and related charges and adjustments	41.8	60.3	455.5	71.8	(96.4)
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	3.1	137.4	97.2	(269.4)	(30.0)
Loss related to businesses exited through reinsurance or divestment	(16.9)	(12.6)	(45.8)	(35.1)	(3.3)
Income (loss) attributable to noncontrolling interests	13.5	15.6	(138.2)	(190.9)	10.3
Loss on early extinguishment of debt			0	0	(108.3)
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments			(165.0)	(157.8)	(47.5)
Other adjustments to operating earnings	(8.4)	(14.5)	(100.1)	(77.7)	(66.8)
Income (loss) before income taxes	(214.3)	(512.9)	606.0	277.8	37.8
Retirement Solutions | Retirement [Member]
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	137.8	123.9	448.6	441.9	469.6
Retirement Solutions | Annuities
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	54.3	36.4	102.2	387.6	115.0
Investment Management
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	30.1	33.0	134.5	87.5	50.1
Insurance Solutions | Individual Life [Member]
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	50.8	55.0	196.2	279.3	313.5
Insurance Solutions | Employee Benefits [Member]
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	12.4	15.6	109.4	83.3	82.0
Total Ongoing Businesses
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	285.4	263.9	990.9	1,279.6	1,030.2
Corporate
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	(50.1)	(48.4)	(182.3)	(230.2)	(399.1)
Closed Blocks
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	21.4	24.3	109.7	70.2	(10.5)
Closed Blocks | Closed Block Institutional Spread Products
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	22.1	22.1	45.7	83.2	(3.8)
Closed Blocks | Closed Block Other
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	$ (0.7)	$ 2.2	$ 64.0	$ (13.0)	$ (6.7)